Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: December 10, 2025

Payment Date	12/15/2025
Collection Period Start	11/1/2025
Collection Period End	11/30/2025
Interest Period Start	11/17/2025
Interest Period End	12/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$62,139,976.32	$20,011,898.87	$42,128,077.45	0.063523	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$269,829,976.32	$20,011,898.87	$249,818,077.45

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$288,126,630.09	$266,860,280.31	0.131730
YSOC Amount	$13,548,959.71	$12,294,508.80
Adjusted Pool Balance	$274,577,670.38	$254,565,771.51
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$62,139,976.32	3.17000%	30/360	$164,153.10
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$269,829,976.32			$770,244.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$288,126,630.09	$266,860,280.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$274,577,670.38	$254,565,771.51
Number of Receivables Outstanding	38,460	37,228
Weighted Average Contract Rate	3.63%	3.64%
Weighted Average Remaining Term (months)	20.8	19.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$843,843.66
Principal Collections	$21,141,160.23
Liquidation Proceeds	$245,508.46
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,230,512.35
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,230,512.35

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$240,105.53	$240,105.53	$—	$—	$21,990,406.82
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,990,406.82
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,990,406.82
Interest - Class A-3 Notes	$164,153.10	$164,153.10	$—	$—	$21,826,253.72
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$21,409,234.05
First Allocation of Principal	$—	$—	$—	$—	$21,409,234.05
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$21,352,422.30
Second Allocation of Principal	$—	$—	$—	$—	$21,352,422.30
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$21,290,230.05
Third Allocation of Principal	$—	$—	$—	$—	$21,290,230.05
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$21,220,162.22
Fourth Allocation of Principal	$15,264,204.81	$15,264,204.81	$—	$—	$5,955,957.41
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,955,957.41
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,208,263.35
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,208,263.35
Remaining Funds to Certificates	$1,208,263.35	$1,208,263.35	$—	$—	$—
Total	$22,230,512.35	$22,230,512.35	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$13,548,959.71
Increase/(Decrease)	$(1,254,450.91)
Ending YSOC Amount	$12,294,508.80

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$274,577,670.38	$254,565,771.51
Note Balance	$269,829,976.32	$249,818,077.45
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	13	$125,189.55
Liquidation Proceeds of Defaulted Receivables[2]	0.09%	242	$245,508.46
Monthly Net Losses (Liquidation Proceeds)			$(120,318.91)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.00%
Second Preceding Collection Period			0.56%
Preceding Collection Period			0.30%
Current Collection Period			(0.52)%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$5,080,015.78
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.62%	175	$1,660,297.45
60-89 Days Delinquent	0.25%	64	$662,334.36
90-119 Days Delinquent	0.07%	17	$195,299.73
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.94%	256	$2,517,931.54

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$115,887.14
Total Repossessed Inventory		19	$304,817.68

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		81	$857,634.09
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.30%
Second Preceding Collection Period			0.29%
Preceding Collection Period			0.30%
Current Collection Period			0.32%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.79	0.30%	70	0.19%